Private Placement - Addtional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Jan. 18, 2022
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants	$ 7,942,500	$ 7,942,500
Purchase of ordinary share	1		1	1
Purchase of ordinary share, per share	$ 11.5		$ 11.5	$ 11.5
Private Placement Warrants [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right issued during period warrants	7,942,500	7,942,500
Sale of stock, price per share	$ 1	$ 1	$ 1